Mining and processing costs and other disclosable items	12 Months Ended
Dec. 31, 2017
Disclosure of mining and processing costs and other disclosable items [Abstract]
Disclosure of mining and processing costs and other disclosable items [text block]
20.	Mining and processing costs and other disclosable items

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Mine production costs	473,909	461,522	498,779
Movement in production inventory and ore stockpiles	(12,095)	13,239	17,109
Depreciation and amortization	182,900	175,343	150,902
Other mining and processing costs	63,125	60,141	60,007
	707,839	710,245	726,797

Other income primarily includes foreign exchange gains and management fees receivable from joint venture partners.
Other expenses primarily include foreign exchange losses.